SUPPLEMENT TO THE PROSPECTUS

TMK/United Funds, Inc.


The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997 ("Special Meeting"), shareholders of each series (each, a "Portfolio") of TMK/United Funds, Inc. approved proposals relating to the following, as applicable to one or more of the Portfolios:

Investment Restrictions. Shareholders of each Portfolio approved the elimination of the current fundamental restrictions of that Portfolio other than Money Market Portfolio, regarding mortgaging or pledging securities, arbitrage transactions, and options, futures contracts, forward currency contracts and other derivative instruments, and approved elimination of the Portfolio's current fundamental restriction regarding securities owned by affiliated persons. Also, shareholders approved modification of the current fundamental restrictions regarding diversification and loans and, for each Portfolio other than Money Market Portfolio, investments in commodities and commodity contracts, margin purchases and short sales.

Since the foregoing changes to a Portfolio's fundamental investment restrictions were approved, that Portfolio intends to implement new non-fundamental, operating policies regarding derivative instruments and mortgaging or pledging securities. These operating policies will be in addition to the other non-fundamental restrictions and policies set forth in the Prospectus and Statement of Additional Information and can be changed by the Board of Directors without shareholder approval.

The Fund intends to change the goal of Income Portfolio to state that the Income Portfolio "seeks, as a primary goal, to maintain current income, subject to market conditions. As a secondary goal, the Portfolio seeks capital growth."

The Fund also intends to change the Asset Strategy Portfolio's goal to state that the Asset Strategy Portfolio "seeks high total return over the long term" and then (a) eliminate the operating policy limiting the amount of a reallocation among the Portfolio's asset classes and (b) revise the current operating policy regarding the specified mix and ranges of its assets as follows:

     Mix                      Range
     Stock class              0-100%
     70%
     Bond class               0-100%
     25%
     Short-term class         0-100%
     5%

The Fund intends to implement the foregoing changes on October 1, 1997.

To be attached to the cover page of the Prospectus of TMK/United Funds, Inc. dated April 4, 1997, as previously supplemented.

This Supplement is dated July 25, 1997.

U-1160

TMK/UNITED FUNDS, INC.


             Supplement to the Statement of Additional Information
                Dated April 4, 1997, As Previously Supplemented


The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:


Investment Restrictions. At a special meeting of shareholders scheduled for July 24, 1997 ("Special Meeting"), shareholders of each series (each, a "Portfolio") of TMK/United Funds, Inc. approved elimination and modification of certain of the Portfolios' fundamental investment restrictions. As approved and as planned to be implemented October 1, 1997, the following investment restrictions will supersede and replace the fundamental investment restrictions listed in the "Investment Restrictions" section:

     A Portfolio (other than Asset Strategy Portfolio) may not:

     (i) Issue senior securities (except that each Portfolio may borrow money as described below);

    (ii) Purchase or sell physical commodities; however, this policy shall not prevent a Portfolio other than Money Market Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors, and other financial instruments;

   (iii) Buy real estate nor any nonliquid interests in real estate investment trusts;

    (iv) Make loans, except loans of portfolio securities, and a Portfolio may buy debt securities and other obligations consistent with its goals and its other investment policies and restrictions;

     (v) Invest for the purpose of exercising control or management of other companies;

    (vi) Sell securities short (unless, for a Portfolio other than Money Market Portfolio, it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin; except that, for a Portfolio other than Money Market Portfolio, (1) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

   (vii) Engage in the underwriting of securities, except insofar as it may be deemed an underwriter in selling shares of a Portfolio and except as it may be deemed such in the sale of restricted securities;

  (viii) Except for Small Cap Portfolio (see "Borrowing"), borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of a Portfolio's total assets; or

    (ix) With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and "Government securities" as defined in the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer; or buy a security if, as a result, more than 25% of its assets would then be invested in securities of companies in any one industry (U.S. Government securities are not included in this restriction), provided, however, that Science and Technology Portfolio may invest more than 25% of its assets in securities of companies in the science and technology industries.

     As additional fundamental policies of Money Market Portfolio that may not be changed without shareholder approval, Money Market Portfolio may not:

     (i)  Engage in arbitrage transactions; or

    (ii) Pledge, mortgage or hypothecate assets as security for indebtedness except to secure permitted borrowings.

     The following are fundamental policies of Asset Strategy Portfolio and may not be changed without shareholder approval. Asset Strategy Portfolio may not:

     (i) With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in securities of such issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of such issuer;

    (ii) Issue bonds or any other class of securities preferred over shares of the Portfolio in respect of the Portfolio's assets or earnings, provided that the Portfolio may issue additional classes of shares in accordance with the Fund's Articles of Incorporation;

   (iii) Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

    (iv) Borrow money, except that the Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays;

     (v) Underwrite securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

    (vi) Purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

   (vii) Invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Portfolio from purchasing interests in pools of real estate mortgage loans);

  (viii) Purchase or sell physical commodities, except that the Portfolio may purchase and sell precious metals for temporary, defensive purposes; however, this policy shall not prevent the Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments; or

 (ix) Make loans, except (a) by lending portfolio securities provided that no securities loan will be made if, as a result thereof, more than 10% of the Portfolio's total assets (taken at current value) would be lent to another party; (b) through the purchase of debt securities and other obligations consistent with its goal and its other investment policies and restrictions; and (c) by engaging in repurchase agreements with respect to portfolio securities.

Since the proposed changes to the Portfolios' fundamental investment restrictions were approved, the Portfolios intend to implement, effective October 1, 1997, the following new non-fundamental, operating policies which would supersede and replace the Portfolio's current non-fundamental restrictions and policies on these matters:

     (i) Generally, the Portfolio may purchase and sell any type of derivative instrument (including, without limitation, futures contracts, options, forward contracts, swaps, caps, collars, floors and indexed securities). However, the Portfolio will only purchase or sell a particular derivative instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the derivative instrument is primarily measured or, with respect to foreign currency derivatives, if the Portfolio is authorized to invest in foreign securities.

    (ii) The Portfolio may not pledge its assets in connection with any permitted borrowings; however, this policy does not prevent the Portfolio from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.


This Supplement is dated July 25, 1997.